UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

           Investment Company Act file number      811-08343
                                             -----------------------

                           Phoenix Investment Trust 97
        -----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                              Greenfield, MA 01301
        -----------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

          Kevin J. Carr, Esq.                     John R. Flores, Esq.
 Vice President, Chief Legal Officer,                Vice President
 Counsel and Secretary for Registrant         Litigation/Employment Counsel
    Phoenix Life Insurance Company            Phoenix Life Insurance Company
          One American Row                          One American Row
         Hartford, CT 06102                        Hartford, CT 06102
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                          ---------------

                       Date of fiscal year end: August 31
                                               ----------

                     Date of reporting period: May 31, 2005
                                              -------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


Phoenix Small Cap Value Fund


                             SCHEDULE OF INVESTMENTS
                                  MAY 31, 2005
                                   (UNAUDITED)

                                                    SHARES           VALUE
                                                 ------------   ---------------

DOMESTIC COMMON STOCKS--98.5%

AEROSPACE & DEFENSE--3.0%
AAR Corp.(b)                                         15,600     $    250,224
Armor Holdings, Inc.(b)                              39,600        1,494,900
Aviall, Inc.(b)                                      61,800        1,902,204
DRS Technologies, Inc.                               50,800        2,391,664
Esterline Technologies Corp.(b)                      33,800        1,314,820
                                                                ---------------
                                                                   7,353,812
                                                                ---------------
AIRLINES--0.5%
Mesa Air Group, Inc.(b)                             110,600          705,628
Republic Airways Holdings, Inc.(b)                   38,000          484,880
                                                                ---------------
                                                                   1,190,508
                                                                ---------------
APPAREL RETAIL--3.3%
Charming Shoppes, Inc.(b)                           140,000        1,264,200
Men's Wearhouse, Inc. (The)(b)                       57,700        2,964,049
Pacific Sunwear of California,
  Inc.(b)                                            79,500        1,669,500
Payless ShoeSource, Inc.(b)                         102,600        1,726,758
Shoe Carnival, Inc.(b)                               29,300          538,094
                                                                ---------------
                                                                   8,162,601
                                                                ---------------
APPAREL, ACCESSORIES & LUXURY GOODS--1.4%
Hartmarx Corp.(b)                                    72,400          686,352
Oxford Industries, Inc.                              20,600          736,656
Russell Corp.                                        49,500          925,650
UniFirst Corp.                                       26,800          980,880
                                                                ---------------
                                                                   3,329,538
                                                                ---------------
APPLICATION SOFTWARE--1.2%
EPIQ Systems, Inc.(b)                                16,600          271,410
MRO Software, Inc.(b)                                50,300          754,500
Quest Software, Inc.(b)                              85,900        1,136,027
SERENA Software, Inc.(b)                             37,200          728,004
                                                                ---------------
                                                                   2,889,941
                                                                ---------------
ASSET MANAGEMENT & CUSTODY BANKS--0.2%
Calamos Asset Management, Inc.                       22,700          548,886

AUTO PARTS & EQUIPMENT--0.5%
Sauer-Danfoss, Inc.                                  43,100          846,915
Shiloh Industries, Inc.(b)                           38,900          439,959
                                                                ---------------
                                                                   1,286,874
                                                                ---------------


                                                    SHARES           VALUE
                                                 ------------   ---------------

DOMESTIC COMMON STOCKS (continued)

AUTOMOBILE MANUFACTURERS--0.1%
Coachmen Industries, Inc.                            11,600     $    142,100

AUTOMOTIVE RETAIL--1.4%
Lithia Motors, Inc. Class A                          48,200        1,282,120
Sonic Automotive, Inc.                               60,000        1,279,200
United Auto Group, Inc.                              27,000          831,600
                                                                ---------------
                                                                   3,392,920
                                                                ---------------
BIOTECHNOLOGY--0.1%
Albany Molecular Research, Inc.(b)                   18,500          220,335

BROADCASTING & CABLE TV--0.4%
Entercom Communications Corp.(b)                     31,900        1,059,080

BUILDING PRODUCTS--0.8%
Griffon Corp.(b)                                     19,700          392,621
USG Corp.(b)                                         33,000        1,513,050
                                                                ---------------
                                                                   1,905,671
                                                                ---------------
CATALOG RETAIL--0.3%
Insight Enterprises, Inc.(b)                         32,200          630,476

COMMERCIAL PRINTING--0.1%
Consolidated Graphics, Inc.(b)                        3,800          160,854

COMMODITY CHEMICALS--0.5%
Wellman, Inc.                                        27,800          312,472
Westlake Chemical Corp.                              37,700          904,046
                                                                ---------------
                                                                   1,216,518
                                                                ---------------
COMMUNICATIONS EQUIPMENT--4.0%
Bel Fuse, Inc. Class B                               25,200          753,480
CommScope, Inc.(b)                                   63,100        1,067,652
Comtech Telecommunications Corp.(b)                  69,750        2,522,858
Harris Corp.                                        115,200        3,310,848
NETGEAR, Inc.(b)                                     92,400        1,817,508
Superior Essex, Inc.(b)                              19,600          328,692
                                                                ---------------
                                                                   9,801,038
                                                                ---------------
COMPUTER HARDWARE--0.5%
Intergraph Corp.(b)                                  41,700        1,308,963

COMPUTER STORAGE & PERIPHERALS--1.3%
Hutchinson Technology, Inc.(b)                       17,700          732,249
Komag, Inc.(b)                                       68,300        1,970,455

Phoenix Small Cap Value Fund


                                                    SHARES           VALUE
                                                 ------------   ---------------

DOMESTIC COMMON STOCKS (continued)

COMPUTER STORAGE & PERIPHERALS (CONTINUED)
Overland Storage, Inc.(b)                            39,100     $    378,879
                                                                ---------------
                                                                   3,081,583
                                                                ---------------
CONSTRUCTION & ENGINEERING--0.3%
Michael Baker Corp.(b)                               33,900          585,114
Perini Corp.(b)                                      18,600          280,488
                                                                ---------------
                                                                     865,602
                                                                ---------------
CONSTRUCTION MATERIALS--0.4%
Headwaters, Inc.(b)                                  32,100        1,061,868

CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--1.5%
AGCO Corp.(b)                                        20,100          369,036
Alamo Group, Inc.                                     9,300          189,720
Gehl Co.(b)                                           6,200          185,926
Terex Corp.(b)                                       73,900        2,920,528
                                                                ---------------
                                                                   3,665,210
                                                                ---------------
CONSUMER FINANCE--1.3%
CompuCredit Corp.(b)                                 63,400        1,999,002
EZCORP, Inc. Class A(b)                              41,700          396,567
Metris Companies, Inc.(b)                            58,900          764,522
                                                                ---------------
                                                                   3,160,091
                                                                ---------------
DEPARTMENT STORES--0.5%
Bon-Ton Stores, Inc. (The)                           28,100          507,767
Retail Ventures, Inc.(b)                             55,000          619,850
                                                                ---------------
                                                                   1,127,617
                                                                ---------------
DISTRIBUTORS--0.7%
Building Materials Holding Corp.                     27,600        1,712,028

DIVERSIFIED COMMERCIAL SERVICES--1.4%
Coinstar, Inc.(b)                                    82,300        1,558,762
G & K Services, Inc. Class A                          3,900          153,504
NCO Group, Inc.(b)                                   57,800        1,147,908
TeleTech Holdings, Inc.(b)                           61,200          500,004
                                                                ---------------
                                                                   3,360,178
                                                                ---------------
DRUG RETAIL--0.6%
Longs Drug Stores Corp.                              34,000        1,395,360

ELECTRIC UTILITIES--0.5%
Otter Tail Corp.                                     23,700          603,402
PNM Resources, Inc.                                  20,000          582,800
                                                                ---------------
                                                                   1,186,202
                                                                ---------------
ELECTRICAL COMPONENTS & EQUIPMENT--0.6%
Genlyte Group, Inc. (The)(b)                         35,000        1,559,600


                                                    SHARES           VALUE
                                                 ------------   ---------------

DOMESTIC COMMON STOCKS (continued)

ELECTRONIC EQUIPMENT MANUFACTURERS--1.3%
Coherent, Inc.(b)                                     9,700     $    318,451
LeCroy Corp.(b)                                      18,000          296,280
Paxar Corp.(b)                                       39,800          701,276
Rofin-Sinar Technologies, Inc.(b)                    61,000        1,970,300
                                                                ---------------
                                                                   3,286,307
                                                                ---------------
ELECTRONIC MANUFACTURING SERVICES--0.6%
Methode Electronics, Inc.                            62,100          741,474
TTM Technologies, Inc.(b)                            88,000          698,720
                                                                ---------------
                                                                   1,440,194
                                                                ---------------
FERTILIZERS & AGRICULTURAL CHEMICALS--0.5%
Terra Industries, Inc.(b)                           179,400        1,139,190

FOOD RETAIL--0.5%
Ruddick Corp.                                        47,700        1,146,231

GAS UTILITIES--1.9%
Energen Corp.                                        46,700        3,043,906
UGI Corp.                                            64,600        1,712,546
                                                                ---------------
                                                                   4,756,452
                                                                ---------------
GENERAL MERCHANDISE STORES--0.6%
Big Lots, Inc.(b)                                    55,500          702,630
ShopKo Stores, Inc.(b)                               27,700          656,767
                                                                ---------------
                                                                   1,359,397
                                                                ---------------
HEALTH CARE EQUIPMENT--0.8%
CONMED Corp.(b)                                      38,700        1,212,858
STERIS Corp.                                         33,300          805,860
                                                                ---------------
                                                                   2,018,718
                                                                ---------------
HEALTH CARE FACILITIES--2.5%
Genesis Healthcare(b)                                40,200        1,748,298
Kindred Healthcare, Inc.(b)                          40,700        1,570,206
LifePoint Hospitals, Inc.(b)                         61,800        2,779,764
                                                                ---------------
                                                                   6,098,268
                                                                ---------------
HEALTH CARE SERVICES--0.3%
OCA, Inc.(b)                                         61,700          252,970
Res-Care, Inc.(b)                                    38,000          506,540
                                                                ---------------
                                                                     759,510
                                                                ---------------
HEALTH CARE SUPPLIES--0.5%
West Pharmaceutical Services, Inc.                   42,800        1,191,552

HOME FURNISHINGS--0.5%
La-Z-Boy, Inc.                                       88,700        1,184,145

Phoenix Small Cap Value Fund


                                                    SHARES           VALUE
                                                 ------------   ---------------

DOMESTIC COMMON STOCKS (continued)

HOMEBUILDING--2.5%
Beazer Homes USA, Inc.                               62,400     $  3,335,904
Levitt Corp. Class A                                 45,500        1,310,400
Orleans Homebuilders, Inc.                            8,100          181,440
Technical Olympic USA, Inc.                          53,450        1,170,555
                                                                ---------------
                                                                   5,998,299
                                                                ---------------
HOTELS, RESORTS & CRUISE LINES--0.7%
Bluegreen Corp.(b)                                   96,300        1,623,618

HUMAN RESOURCES & EMPLOYMENT SERVICES--0.2%
Volt Information Sciences, Inc.(b)                   27,900          548,235

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.3%
Black Hills Corp.                                    20,100          736,062

INDUSTRIAL CONGLOMERATES--0.1%
Tredegar Corp.                                       11,000          167,750

INDUSTRIAL MACHINERY--1.8%
Barnes Group, Inc.                                    9,300          285,324
Flowserve Corp.(b)                                  117,000        3,447,990
Gardner Denver, Inc.(b)                               8,300          318,305
Valmont Industries, Inc.                             12,700          304,165
                                                                ---------------
                                                                   4,355,784
                                                                ---------------
INTEGRATED TELECOMMUNICATION SERVICES--0.5%
CT Communications, Inc.                              48,600          588,060
TALK America Holdings, Inc.(b)                       81,000          720,090
                                                                ---------------
                                                                   1,308,150
                                                                ---------------
INTERNET SOFTWARE & SERVICES--0.7%
AsiaInfo Holdings, Inc.(b)                           32,700          170,040
Digital Insight Corp.(b)                             11,400          247,836
PEC Solutions, Inc.(b)                               81,500        1,264,065
                                                                ---------------
                                                                   1,681,941
                                                                ---------------
INVESTMENT BANKING & BROKERAGE--0.4%
Investment Technology Group, Inc.(b)                 25,400          501,396
Stifel Financial Corp.(b)                            14,500          306,240
SWS Group, Inc.                                       7,600          120,232
                                                                ---------------
                                                                     927,868
                                                                ---------------
IT CONSULTING & OTHER SERVICES--1.0%
CIBER, Inc.(b)                                      103,800          845,970
Keane, Inc.(b)                                       27,700          371,734
Perot Systems Corp. Class A(b)                       95,500        1,233,860
                                                                ---------------
                                                                   2,451,564
                                                                ---------------


                                                    SHARES           VALUE
                                                 ------------   ---------------

DOMESTIC COMMON STOCKS (continued)

LEISURE PRODUCTS--0.6%
JAKKS Pacific, Inc.(b)                               62,300     $  1,287,741
Steinway Musical Instruments(b)                       5,700          161,424
                                                                ---------------
                                                                   1,449,165
                                                                ---------------
LIFE & HEALTH INSURANCE--0.9%
AmerUs Group Co.                                     25,100        1,194,509
UICI                                                 45,000        1,131,750
                                                                ---------------
                                                                   2,326,259
                                                                ---------------
MARINE PORTS & SERVICES--0.2%
Interpool, Inc.                                      21,600          469,152

METAL & GLASS CONTAINERS--0.7%
Greif, Inc. Class A                                  23,100        1,678,908
Myers Industries, Inc.                               13,300          148,295
                                                                ---------------
                                                                   1,827,203
                                                                ---------------
MULTI-LINE INSURANCE--0.5%
Horace Mann Educators Corp.                          65,100        1,184,820

MULTI-UTILITIES & UNREGULATED POWER--1.3%
WPS Resources Corp.                                  55,900        3,081,767

OIL & GAS EQUIPMENT & SERVICES--1.3%
Lufkin Industries, Inc.                              20,300          585,249
Maverick Tube Corp.(b)                               23,900          722,019
Oil States International, Inc.(b)                    67,200        1,556,352
RPC, Inc.                                            16,800          248,136
                                                                ---------------
                                                                   3,111,756
                                                                ---------------
OIL & GAS EXPLORATION & PRODUCTION--4.0%
Chesapeake Energy Corp.                             171,000        3,500,370
Cimarex Energy Co.(b)                                38,900        1,463,807
Houston Exploration Co. (The)(b)                     19,900        1,014,303
Magnum Hunter Resources, Inc.(b)                    110,000        1,700,600
Newfield Exploration Co.(b)                          53,400        2,053,230
TEL Offshore Trust                                        4               29
                                                                ---------------
                                                                   9,732,339
                                                                ---------------
OIL & GAS REFINING, MARKETING & TRANSPORTATION--1.1%
Tesoro Petroleum Corp.                               60,600        2,642,160

OIL & GAS STORAGE & TRANSPORTATION--3.0%
General Maritime Corp.                               46,400        1,937,664
OMI Corp.                                           183,900        3,556,626
Overseas Shipholding Group, Inc.                     31,700        1,936,870
                                                                ---------------
                                                                   7,431,160
                                                                ---------------

Phoenix Small Cap Value Fund


                                                    SHARES           VALUE
                                                 ------------   ---------------

DOMESTIC COMMON STOCKS (continued)

PACKAGED FOODS & MEATS--2.1%
Chiquita Brands International, Inc.                  58,500     $  1,701,180
Pilgrim's Pride Corp.                                96,000        3,384,000
                                                                ---------------
                                                                   5,085,180
                                                                ---------------
PAPER PACKAGING--0.1%
Chesapeake Corp.                                     14,500          302,615

PAPER PRODUCTS--0.5%
Buckeye Technologies, Inc.(b)                         6,500           53,755
Pope & Talbot, Inc.                                  29,400          324,282
Potlatch Corp.                                       15,200          785,688
                                                                ---------------
                                                                   1,163,725
                                                                ---------------
PHARMACEUTICALS--1.7%
Alpharma, Inc. Class A                              120,000        1,544,400
Bradley Pharmaceuticals, Inc.(b)                    115,900        1,160,159
First Horizon Pharmaceutical Corp.(b)                80,700        1,517,160
                                                                ---------------
                                                                   4,221,719
                                                                ---------------
PROPERTY & CASUALTY INSURANCE--7.4%
21st Century Insurance Group                          6,900           96,117
American Physicians Capital, Inc.(b)                  9,600          332,640
Argonaut Group, Inc.(b)                              16,100          337,134
Commerce Group, Inc. (The)                            9,500          566,200
LandAmerica Financial Group, Inc.                    70,300        3,950,860
Mercury General Corp.                                56,000        3,091,200
Navigators Group, Inc. (The)(b)                      12,200          405,528
Ohio Casualty Corp.                                  22,300          532,970
ProAssurance Corp.(b)                                31,600        1,236,192
RLI Corp.                                            12,300          538,002
Selective Insurance Group, Inc.                      52,700        2,536,451
State Auto Financial Corp.                           38,500        1,039,500
Stewart Information Services Corp.                    3,000          117,750
United Fire & Casualty Co.                           27,800        1,094,486
Zenith National Insurance Corp.                      32,700        2,071,545
                                                                ---------------
                                                                  17,946,575
                                                                ---------------
PUBLISHING & PRINTING--0.9%
Media General, Inc. Class A                          16,100          983,710
Scholastic Corp.(b)                                  35,000        1,313,200
                                                                ---------------
                                                                   2,296,910
                                                                ---------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.9%
Jones Lang LaSalle, Inc.(b)                          53,700        2,277,417

REGIONAL BANKS--1.8%
AMCORE Financial, Inc.                                2,000           55,720


                                                    SHARES           VALUE
                                                 ------------   ---------------

DOMESTIC COMMON STOCKS (continued)

REGIONAL BANKS (CONTINUED)
BancFirst Corp.                                       3,000     $    236,220
BancorpSouth, Inc.                                   43,100          963,285
Banner Corp.                                          8,400          223,524
Capitol Bancorp Ltd.                                  5,200          160,940
First Indiana Corp.                                   7,100          191,345
First Republic Bank                                   6,800          218,144
First State Bancorporation                           17,400          321,204
Southwest Bancorp Inc                                21,300          385,530
Taylor Capital Group, Inc.                            5,000          169,400
TCF Financial Corp.                                  56,500        1,462,220
Wesbanco, Inc.                                        4,300          127,151
                                                                ---------------
                                                                   4,514,683
                                                                ---------------
REINSURANCE--2.4%
Arch Capital Group Ltd.(b)                           46,100        2,058,365
Everest Re Group Ltd.                                43,600        3,901,764
                                                                ---------------
                                                                   5,960,129
                                                                ---------------
REITS--2.8%
American Home Mortgage Investment Corp               56,200        1,829,872
CarrAmerica Realty Corp.                              7,000          241,990
New Century Financial Corp.                          58,500        2,980,575
Parkway Properties, Inc.                              6,400          308,800
Saxon Capital, Inc.                                  85,000        1,439,050
                                                                ---------------
                                                                   6,800,287
                                                                ---------------
RESTAURANTS--2.4%
Dave & Buster's, Inc.(b)                             43,300          777,668
Jack in the Box, Inc.(b)                             86,000        3,567,280
Lone Star Steakhouse & Saloon, Inc.                  29,400          888,174
Luby's Inc.(b)                                       28,800          237,312
O' Charley's, Inc.(b)                                21,200          393,684
                                                                ---------------
                                                                   5,864,118
                                                                ---------------
SEMICONDUCTOR EQUIPMENT--2.2%
Cohu, Inc.                                           12,600          242,172
Entegris, Inc.(b)                                   124,800        1,210,560
MKS Instruments, Inc.(b)                             42,400          708,080
Mykrolis Corp.(b)                                   100,000        1,349,000
Photronics, Inc.(b)                                  78,900        1,817,067
                                                                ---------------
                                                                   5,326,879
                                                                ---------------
SEMICONDUCTORS--0.7%
DSP Group, Inc.(b)                                   15,700          369,264
IXYS Corp.(b)                                        92,200        1,275,126

Phoenix Small Cap Value Fund


                                                    SHARES           VALUE
                                                 ------------   ---------------

DOMESTIC COMMON STOCKS (continued)

SEMICONDUCTORS (CONTINUED)
Standard Microsystems Corp.(b)                        3,700     $     60,162
                                                                ---------------
                                                                   1,704,552
                                                                ---------------
SPECIALIZED CONSUMER SERVICES--0.0%
Alderwoods Group, Inc.(b)                             8,100          112,185

SPECIALTY CHEMICALS--1.0%
Albemarle Corp.                                      43,300        1,647,132
Fuller (H.B.) Co.                                    22,600          732,240
                                                                ---------------
                                                                   2,379,372
                                                                ---------------
SPECIALTY STORES--0.8%
Rent-Way, Inc.(b)                                    21,400          198,378
Trans World Entertainment Corp.(b)                   30,700          399,100
Zale Corp.(b)                                        47,100        1,468,578
                                                                ---------------
                                                                   2,066,056
                                                                ---------------
STEEL--3.0%
Carpenter Technology Corp.                            5,600          302,400
Commercial Metals Co.                                66,000        1,726,560
Reliance Steel & Aluminum Co.                        74,700        2,875,203
Steel Dynamics, Inc.                                 50,600        1,360,634
Steel Technologies, Inc.                             18,000          360,000
Worthington Industries, Inc.                         35,100          588,276
                                                                ---------------
                                                                   7,213,073
                                                                ---------------
SYSTEMS SOFTWARE--1.8%
Internet Security Systems, Inc.(b)                  115,600        2,566,320
Phoenix Technologies Ltd.(b)                         54,500          442,540
Sybase, Inc.(b)                                      70,000        1,428,000
                                                                ---------------
                                                                   4,436,860
                                                                ---------------
TECHNOLOGY DISTRIBUTORS--0.7%
Anixter International, Inc.(b)                       40,900        1,546,429
Bell Microproducts, Inc.(b)                           6,700           54,940
                                                                ---------------
                                                                   1,601,369
                                                                ---------------
THRIFTS & MORTGAGE FINANCE--4.2%
Accredited Home Lenders Holding
  Co.(b)                                             35,300        1,481,541
Anchor BanCorp Wisconsin, Inc.                       36,600        1,010,892
BankAtlantic Bancorp, Inc. Class A                   77,700        1,378,398
Capital Crossing Bank(b)                              8,100          263,088
Commercial Federal Corp.                             14,000          350,140
Corus Bankshares, Inc.                               12,300          631,236
Downey Financial Corp.                               22,700        1,702,954
First Financial Holdings, Inc.                        6,300          179,172
FirstFed Financial Corp.(b)                          19,500        1,056,510


                                                    SHARES           VALUE
                                                 ------------   ---------------

DOMESTIC COMMON STOCKS (continued)

THRIFTS & MORTGAGE FINANCE (CONTINUED)
ITLA Capital Corp.(b)                                 9,900     $    493,218
Tierone Corp.                                        18,700          451,138
W Holding Co., Inc.                                 133,600        1,206,408
                                                                ---------------
                                                                  10,204,695
                                                                ---------------
TOBACCO--0.3%
Alliance One International, Inc.                    116,100          744,201

TRADING COMPANIES & DISTRIBUTORS--0.4%
Applied Industrial Technologies, Inc                 28,900          879,716

TRUCKING--1.1%
Overnite Corp.                                       10,300          438,986
Swift Transportation Co., Inc.(b)                    79,500        1,951,725
USA Truck Inc.(b)                                    10,800          218,700
                                                                ---------------
                                                                   2,609,411
                                                                ---------------
WIRELESS TELECOMMUNICATION SERVICES--0.1%
Boston Communications Group, Inc.(b)                156,100          216,979
-------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $195,185,921)                                   240,139,176
-------------------------------------------------------------------------------

FOREIGN  COMMON STOCKS(c)--0.4%

INTERNET SOFTWARE & SERVICES--0.2%
Shopping.Com Ltd. (United States)(b)                 32,400          553,392

THRIFTS & MORTGAGE FINANCE--0.2%
R&G Financial Corp. Class B (United States)          27,200          392,224
-------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $1,133,176)                                         945,616
-------------------------------------------------------------------------------

WARRANTS--0.0%

OTHER DIVERSIFIED FINANCIAL SERVICES--0.0%
Imperial Credit Industries, Inc.
  Strike $2.15, 1/31/08(b)(d)                         2,429                0
-------------------------------------------------------------------------------
TOTAL WARRANTS
(IDENTIFIED COST $0)                                                       0
-------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.9%
(IDENTIFIED COST $196,319,097)                                   241,084,792
-------------------------------------------------------------------------------

                                                  PAR VALUE
                                                    (000)
                                                 ------------

SHORT-TERM INVESTMENTS--1.3%

COMMERCIAL PAPER--1.3%
UBS Finance Delaware LLC 3.04%, 6/1/05               $3,115        3,115,000

Phoenix Small Cap Value Fund




-------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $3,115,000)                                       3,115,000
-------------------------------------------------------------------------------

TOTAL INVESTMENTS--100.2%
(IDENTIFIED COST $199,434,097)                                   244,199,792(a)

Other assets and liabilities, net--(0.2)%                           (479,151)
                                                             ------------------
NET ASSETS--100.0%                                           $   243,720,641
                                                             ==================











(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $49,976,953 and gross depreciation of $6,104,624 for federal income tax purposes. At May 31, 2005, the aggregate cost of securities for federal income tax purposes was $200,327,463.
(b) Non-income producing.
(c) Foreign common stocks are determined based on the country in which the security is issued. The country of risk is determined based on criteria described in Note 1C "Foreign Security Country Determination" in the Notes to Schedules of Investments.
(d) Illiquid. Security valued at fair value as determined in good faith by or under the direction of the Trustees. At May 31, 2005, these securities amounted to a value of $0 or 0% of net assets.

                      See Notes to Schedule of Investments

Phoenix Value Equity Fund


                             SCHEDULE OF INVESTMENTS
                                  MAY 31, 2005
                                   (UNAUDITED)

                                                    SHARES           VALUE
                                                 ------------   ---------------

DOMESTIC COMMON STOCKS--97.1%

AEROSPACE & DEFENSE--2.0%
United Technologies Corp.                            10,500     $  1,120,350

AIR FREIGHT & COURIERS--1.0%
FedEx Corp.                                           6,300          563,346

APPLICATION SOFTWARE--0.7%
Amdocs Ltd.(b)                                       14,300          389,675

ASSET MANAGEMENT & CUSTODY BANKS--2.6%
Bank of New York Co., Inc. (The)                     19,700          567,754
Mellon Financial Corp.                               31,800          882,768
                                                                ---------------
                                                                   1,450,522
                                                                ---------------
AUTOMOTIVE RETAIL--1.2%
Pantry, Inc. (The)(b)                                17,500          677,075

BROADCASTING & CABLE TV--1.2%
Comcast Corp. Special Class A(b)                     20,600          651,784

CONSTRUCTION & ENGINEERING--4.5%
Jacobs Engineering Group, Inc.(b)                    34,700        1,824,526
URS Corp.(b)                                         19,500          659,685
                                                                ---------------
                                                                   2,484,211
                                                                ---------------
DATA PROCESSING & OUTSOURCED SERVICES--4.0%
Affiliated Computer Services, Inc.
  Class A(b)                                         16,700          863,891
Computer Sciences Corp.(b)                           28,500        1,319,835
                                                                ---------------
                                                                   2,183,726
                                                                ---------------
DIVERSIFIED BANKS--10.4%
Bank of America Corp.                                56,416        2,613,189
Wachovia Corp.                                       33,300        1,689,975
Wells Fargo & Co.                                    23,500        1,419,635
                                                                ---------------
                                                                   5,722,799
                                                                ---------------
DIVERSIFIED CHEMICALS--1.4%
Du Pont (E.I.) de Nemours & Co.                      16,500          767,415

DRUG RETAIL--2.4%
CVS Corp.                                            23,800        1,305,430

ELECTRIC UTILITIES--6.1%
DTE Energy Co.                                       17,300          822,442
Entergy Corp.                                        12,400          890,692
FPL Group, Inc.                                      16,200          658,530


                                                    SHARES           VALUE
                                                 ------------   ---------------

DOMESTIC COMMON STOCKS (continued)

ELECTRIC UTILITIES (CONTINUED)
PG&E Corp.                                           27,300     $    976,521
                                                                ---------------
                                                                   3,348,185
                                                                ---------------
ELECTRICAL COMPONENTS & EQUIPMENT--1.1%
Emerson Electric Co.                                  9,000          598,230

FOOTWEAR--0.8%
NIKE, Inc. Class B                                    5,600          460,320

HEALTH CARE EQUIPMENT--2.2%
Fisher Scientific International, Inc.(b)             19,200        1,199,232

HEALTH CARE FACILITIES--1.3%
HCA, Inc.                                            12,700          685,800

HEALTH CARE SERVICES--1.2%
Express Scripts, Inc.(b)                              6,800          628,252

HEALTH CARE SUPPLIES--3.3%
DENTSPLY International, Inc.                         13,500          770,175
Sybron Dental Specialties, Inc.(b)                   27,800        1,030,546
                                                                ---------------
                                                                   1,800,721
                                                                ---------------
HOUSEHOLD PRODUCTS--2.9%
Colgate-Palmolive Co.                                14,300          714,571
Procter & Gamble Co. (The)                           15,700          865,855
                                                                ---------------
                                                                   1,580,426
                                                                ---------------
HUMAN RESOURCES & EMPLOYMENT SERVICES--2.1%
Manpower, Inc.                                       29,400        1,171,002

INDUSTRIAL CONGLOMERATES--5.5%
General Electric Co.                                 82,500        3,009,600

INDUSTRIAL MACHINERY--2.9%
Ingersoll-Rand Co. Class A                           20,400        1,579,164

INTEGRATED OIL & GAS--6.2%
Chevron Corp.                                         5,700          306,546
Exxon Mobil Corp.                                    54,800        3,079,760
                                                                ---------------
                                                                   3,386,306
                                                                ---------------
INTEGRATED TELECOMMUNICATION SERVICES--3.8%
SBC Communications, Inc.                             40,800          953,904
Verizon Communications, Inc.                         32,000        1,132,160
                                                                ---------------
                                                                   2,086,064
                                                                ---------------

Phoenix Value Equity Fund


                                                    SHARES           VALUE
                                                 ------------   ---------------

DOMESTIC COMMON STOCKS (continued)

INVESTMENT BANKING & BROKERAGE--3.1%
Merrill Lynch & Co., Inc.                            27,100     $  1,470,446
Morgan Stanley                                        5,000          244,800
                                                                ---------------
                                                                   1,715,246
                                                                ---------------
LIFE & HEALTH INSURANCE--1.8%
Prudential Financial, Inc.                           15,800        1,000,298

MANAGED HEALTH CARE--1.8%
WellPoint, Inc.(b)                                    7,300          970,900

MOVIES & ENTERTAINMENT--2.5%
Time Warner, Inc.(b)                                 39,100          680,340
Walt Disney Co. (The)                                25,800          707,952
                                                                ---------------
                                                                   1,388,292
                                                                ---------------
MULTI-UTILITIES & UNREGULATED POWER--1.1%
Dominion Resources, Inc.                              8,600          604,666

OIL & GAS DRILLING--1.0%
Patterson-UTI Energy, Inc.                           21,000          556,290

OIL & GAS EQUIPMENT & SERVICES--0.6%
Baker Hughes, Inc.                                    7,300          337,187

OIL & GAS EXPLORATION & PRODUCTION--0.6%
Anadarko Petroleum Corp.                              4,600          348,220

OTHER DIVERSIFIED FINANCIAL SERVICES--4.4%
Citigroup, Inc.                                      12,900          607,719
JPMorgan Chase & Co.                                 50,000        1,787,500
                                                                ---------------
                                                                   2,395,219
                                                                ---------------
PACKAGED FOODS & MEATS--1.0%
Heinz (H.J.) Co.                                     15,700          571,009

PROPERTY & CASUALTY INSURANCE--1.0%
St. Paul Travelers Cos., Inc. (The)                  14,292          541,381

REITS--4.2%
Digital Realty Trust, Inc.                           59,700          895,500
Friedman, Billings, Ramsey Group,
  Inc. Class A                                       35,100          458,055
GMH Communities Trust                                48,300          659,295
HRPT Properties Trust                                24,200          286,286
                                                                ---------------
                                                                   2,299,136
                                                                ---------------


                                                    SHARES           VALUE
                                                 ------------   ---------------

DOMESTIC COMMON STOCKS (continued)

SOFT DRINKS--1.2%
Coca-Cola Co. (The)                                  14,900     $    664,987

THRIFTS & MORTGAGE FINANCE--2.0%
MGIC Investment Corp.                                 8,600          527,524
PMI Group, Inc. (The)                                 7,100          268,380
Radian Group, Inc.                                    6,100          279,868
                                                                ---------------
                                                                   1,075,772
                                                                ---------------
-------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $46,078,007)                                     53,318,238
-------------------------------------------------------------------------------

FOREIGN  COMMON STOCKS(c)--0.4%


MARINE--0.4%
Diana Shipping, Inc. (Greece)                          12,400        192,200
-------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $210,800)                                           192,200
-------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--97.5%
(IDENTIFIED COST $46,288,807)                                     53,510,438
-------------------------------------------------------------------------------


                                                     PAR VALUE
                                                       (000)
                                                     ---------

SHORT-TERM INVESTMENTS--1.9%

COMMERCIAL PAPER--1.9%
UBS Finance Delaware LLC 3.04%, 6/1/05                 $1,055      1,055,000
-------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,055,000)                                       1,055,000
-------------------------------------------------------------------------------

TOTAL INVESTMENTS--99.4%
(IDENTIFIED COST $47,343,807)                                     54,565,438(a)

Other assets and liabilities, net--0.6%                              345,771
                                                                ---------------
NET ASSETS--100.0%                                              $ 54,911,209
                                                                ===============


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $ 7,710,938 and gross depreciation of $ 742,328 for federal income tax purposes. At May 31, 2005, the aggregate cost of securities for federal income tax purposes was $47,596,828.
(b) Non-income producing.
(c) Foreign common stocks are determined based on the country in which the security is issued. The country of risk is determined based on criteria described in Note 1C "Foreign Security Country Determination" in the Notes to Schedules of Investments.

                      See Notes to Schedules of Investments

PHOENIX INVESTMENT TRUST 97
NOTES TO SCHEDULES OF INVESTMENTS
MAY 31, 2005 (UNAUDITED)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES:
      The following is a summary of significant accounting policies consistently followed by Investment Trust 97 in the preparation of the Schedules of Investments. The preparation of the Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates.

A. SECURITY VALUATION:
     Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

     Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which in determining value utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities.

     As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

     Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Trust calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

    Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

B. SECURITY TRANSACTIONS AND RELATED INCOME:
      Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. FOREIGN SECURITY COUNTRY DETERMINATION:
    A combination of the following criteria is used to assign the countries of risk listed in the Schedules of Investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

D. REIT INVESTMENTS:
    Dividend income is recorded using management's estimate of the income included in distributions received from the REIT investments. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

PHOENIX INVESTMENT TRUST 97
NOTES TO SCHEDULES OF INVESTMENTS
MAY 31, 2005 (UNAUDITED)


NOTE 2--ILLIQUID SECURITIES:
     Investments shall be considered illiquid if they cannot be disposed of in seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining illiquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of the Fund's Schedule of Investments where applicable.
















                                       2


ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                  Phoenix Investment Trust 97
            ----------------------------------------------------------------

By (Signature and Title)* /s/ George R. Aylward
                         ---------------------------------------------------
                              George R. Aylward, Executive Vice President
                              (principal executive officer)

Date     July 29, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ George R. Aylward
                         ---------------------------------------------------
                              George R. Aylward, Executive Vice President
                              (principal executive officer)

Date     July 29, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)* /s/ Nancy G. Curtiss
                         ---------------------------------------------------
                              Nancy G. Curtiss, Chief Financial Officer
                              and Treasurer
                              (principal financial officer)

Date     July 29, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.